Schedule of revenue by product type and customer type (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Rendering of services	$ 43,002	₨ 3,583,798	₨ 3,405,548	₨ 1,817,392
Air Ticketing Services [Member]
Rendering of services		1,729,305	1,779,972	1,150,474
Hotels And Packages Services [Member]
Rendering of services		1,693,962	1,471,270	520,740
Other services [member]
Rendering of services		₨ 160,531	₨ 154,306	₨ 146,178